2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Summary Of Significant Accounting Policies Tables Abstract
Subsidiaries, joint ventures and joint operations

	Equity interests (%)
Companies	12/31/2018	12/31/2017	Core business

Direct interest in subsidiaries: full consolidation
CSN Islands VII Corp.	100.00	100.00	Financial transactions
CSN Islands XI Corp.	100.00	100.00	Financial transactions
CSN Islands XII Corp.	100.00	100.00	Financial transactions
CSN Minerals S.L.U. (1)		100.00	Equity interests
CSN Export Europe, S.L.U. (1)		100.00	Financial transactions and Equity interests
CSN Metals S.L.U. (1)		100.00	Equity interests and Financial transactions
CSN Americas S.L.U. (1)		100.00	Equity interests and Financial transactions
CSN Steel S.L.U.	100.00	100.00	Equity interests and Financial transactions
TdBB S.A (*)	100.00	100.00	Equity interests
Sepetiba Tecon S.A.	99.99	99.99	Port services
Minérios Nacional S.A.	99.99	99.99	Mining and Equity interests
Companhia Florestal do Brasil	99.99	99.99	Reforestation
Estanho de Rondônia S.A.	99.99	99.99	Tin Mining
Companhia Metalúrgica Prada	99.99	99.99	Manufacture of containers and distribution of steel products
CSN Gestão de Recursos Financeiros Ltda. (*)	99.99	99.99	Management of funds and securities portfolio
CSN Mineração S.A.	87.52	87.52	Mining and Equity interests
CSN Energia S.A.	99.99	99.99	Sale of electric power
FTL - Ferrovia Transnordestina Logística S.A.	91.69	90.78	Railroad logistics
Nordeste Logística S.A.	99.99	99.99	Port services
Aceros México CSN (2)	0.08		Commercial representation, sales of steel and related activities
CSN Inova Ltd.(3)	100.00		Advisory and implementation of new development projects

Indirect interest in subsidiaries: full consolidation
Companhia Siderúrgica Nacional (4)		100.00	Steel
Lusosider Projectos Siderúrgicos S.A.	100.00	99.94	Equity interests and product sales
Lusosider Aços Planos, S. A.	99.99	99.99	Steel and Equity interests
CSN Resources S.A.	100.00	100.00	Financial transactions and Equity interests
Companhia Brasileira de Latas	99.00	99.99	Sale of cans and containers in general and Equity interests
Companhia de Embalagens Metálicas - MMSA	99.67	99.67	Production and sale of cans and related activities
Companhia de Embalagens Metálicas - MTM	99.67	99.67	Production and sale of cans and related activities
CSN Steel Holdings 1, S.L.U.	100.00	100.00	Financial transactions, product sales and Equity interests
CSN Productos Siderúrgicos S.L.	100.00	100.00	Financial transactions, product sales and Equity interests
Stalhwerk Thüringen GmbH	100.00	100.00	Production and sale of long steel and related activities
CSN Steel Sections UK Limited (*)	100.00	100.00	Sale of long steel
CSN Steel Sections Polska Sp.Z.o.o	100.00	100.00	Financial transactions, product sales and Equity interests
CSN Asia Limited	100.00	100.00	Commercial representation
CSN Mining Holding, S.L	87.52	87.52	Financial transactions, product sales and Equity interests
CSN Mining GmbH	87.52	87.52	Financial transactions, product sales and Equity interests
CSN Mining Asia Limited	87.52	87.52	Commercial representation
Aceros México CSN (2)	99.92	100.00	Commercial representation, sale of steel and related activities
Lusosider Ibérica S.A	100.00	99.94	Steel, commercial and industrial activities and equity interests
CSN Mining Portugal, Unipessoal Lda.	87.52	87.52	Commercial and representation of products
Companhia Siderúrgica Nacional, LLC (4)	100.00		Import and distribution/resale of products

Direct interest in joint operations
Itá Energética S.A.	48.75	48.75	Electric power generation
Consórcio da Usina Hidrelétrica de Igarapava	17.92	17.92	Electric power consortium

Direct interest in joint ventures
MRS Logística S.A.	18.64	18.64	Railroad transportation
Aceros Del Orinoco S.A.	31.82	31.82	Dormant company
CBSI - Companhia Brasileira de Serviços de Infraestrutura	50.00	50.00	Equity interests and product sales and iron ore
Transnordestina Logística S.A.	46.30	46.30	Railroad logistics

Indirect interest in joint ventures
MRS Logística S.A.	16.30	16.30	Railroad transportation

Direct interest in associates
Arvedi Metalfer do Brasil S.A.	20.00	20.00	Metallurgy and Equity interests

Exclusive funds
	Equity interests (%)
Exclusive funds	12/31/2018	12/31/2017	Core business
Direct interest: full consolidation
Diplic II - Private credit balanced mutual fund	100.00	100.00	Investment fund
Caixa Vértice - Private credit balanced mutual fund	100.00	100.00	Investment fund
VR1 - Private credit balanced mutual fund	100.00	100.00	Investment fund

Concessions

Concession	Net book value (R$)			Classification in balance sheet
Sepetiba Tecon S.A. (TECON)	347	million		Fixed assets and intangible (Software)

Tecar (CSN Mineração)	1,616	million		Fixed assets and intangible (Software)

FTL - Ferrovia Transnordestina Logística S.A. (FTL)	227	million		Fixed assets
Transnordestina logística S.A. (TLSA)	8,439	million	(1)	Investment

New standards and interpretations issued and not yet adopted

Standard	Main items introduced by the standard	Effective date
IFRS16 – Leases

This new standard defines the principles for recognition, measurement, presentation and disclosure of leases and introduces a single model for the accounting of leases in the balance sheet for the lessees. A lessee recognizes a right of use asset that represents his right to use the leased asset and a lease liability that represents his obligation to make lease payments. Optional exemptions are available for short-term leases and low-value items. For lessors, accounting treatment remains practically the same, with the classification of leases as operating leases or financial leases.

IFRS 16 replaces existing lease standards, including IAS 17 - Leasing operations and IFRIC 4, SIC 5 and SIC 27 - Complementary aspects of leasing operations

January 1, 2019
IFRIC 23 – Uncertainty over Income Tax Treatments	Can be unclear how tax law applies to a particular transaction or circumstance. This interpretation complements IAS 12 – Income Tax, to clarify how to reflect the effects of uncertainty over income tax treatments.	January 1, 2019
The Conceptual framework for financial reporting	Review of the Conceptual Framework by establishing a comprehensive set of concepts for guidance on financial performance reporting; better definitions and guidelines, highlighting the definition of a liability; and clarification in relevant areas.	January 1, 2020